Note 13 - Income Taxes - Deductible Temporary Differences (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deductible temporary differences	$ 53,421,898	$ 53,796,637
Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	20,101,127	18,758,080
Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences	23,352,906	24,538,993
Exploration and evaluation assets deductible differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	8,188,922	8,221,842
Share issue costs [member]
Statement Line Items [Line Items]
Deductible temporary differences	1,035,649	1,554,264
Property, plant and equipment deductible temporary differences [member]
Statement Line Items [Line Items]
Deductible temporary differences	493,445	483,609
Donations [member]
Statement Line Items [Line Items]
Deductible temporary differences	10,000
Investment tax credit [member]
Statement Line Items [Line Items]
Deductible temporary differences	$ 239,849	$ 239,849